ACCOUNTS RECEIVABLE, NET-THIRD PARTIES	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
6.	ACCOUNTS RECEIVABLE, NET—THIRD PARTIES

	As of December 31,
	2010	2011
	RMB	RMB
Accounts receivables	577,175,283	1,779,953,029
Allowance for doubtful accounts	(378,888)	(179,746,165)
Accounts receivable, net	576,796,395	1,600,206,864

Movement of allowance of doubtful accounts

	As of December 31,
	2010	2011
	RMB	RMB
At beginning of year	2,800,000	378,888
Addition	8,534,372	184,990,129
Write-off	(10,764,771)	(24,140)
Reversal	(190,713)	(5,598,712)
At end of year	378,888	179,746,165